Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Schedule of transactions with related parties

	December 31,
	2022	2021	2020

	(USD in thousands)
The Company’s transactions with other related parties:
Balances with related parties at year-end (asset):
Prepaid rent and deposit for a leased property from a related party	$—	$—	$7